Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Basis of consolidation
Basis of consolidation
Subsidiaries
Subsidiaries are entities over which the Group has control. Control is achieved when the Group has the power over the investee, it is exposed, or has rights to, variable returns from its involvement with the investee, and has the ability to use its power to affect its returns. Subsidiaries are consolidated on a line by line basis from the date on which the Group obtains control. The Group reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.
Subsidiaries are deconsolidated from the date when control ceases. When the Group ceases to have control over a subsidiary, it derecognizes the assets (including any goodwill) and liabilities of the subsidiaries at their carrying amounts, derecognizes the carrying amount of non-controlling
interests in the former subsidiary and recognizes the fair value of any consideration received from the transaction. Any retained interest in the former subsidiary is then remeasured to its fair value.
The Group recognizes any
non-controlling
interests (“NCI”) in the acquiree on an
acquisition-by-acquisition
basis, either at fair value or at the
non-controlling
interests’ share of the acquiree’s identifiable net assets. Net profit or loss and each component of other comprehensive income/(loss) are attributed to the owners of the parent and to the non-controlling
interests.
All intra-group balances and transactions and any unrealized gains and losses arising from intra-group transactions are eliminated in preparing the Consolidated Financial Statements.

Foreign currency transactions
Foreign currency transactions
The functional currency of the Group’s entities is the currency of their primary economic environment. Transactions in foreign currencies are recorded at the exchange rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the foreign currency exchange rate prevailing at that date. Exchange differences arising on the settlement of monetary items or on reporting monetary items at rates different from those at which they were initially recorded during the period or in previous financial statements are recognized in the consolidated statement of profit and loss.

Consolidation of foreign entities
Consolidation of foreign entities
Upon consolidation, all assets and liabilities of Group entities with a functional currency other than the Euro are translated using the closing rates at the date of the consolidated statement of financial position. Income and expenses are translated into Euro at the average foreign currency exchange rate for the period. Translation differences resulting from the application of this method are recognized within other comprehensive income/ (loss) until the disposal of the investment. Average foreign currency exchange rates for the period are used to translate the cash flows of foreign subsidiaries in preparing the consolidated statement of cash flows. Goodwill, assets acquired and liabilities assumed arising from the acquisition of entities with a functional currency other than the Euro are recognized in the Consolidated Financial Statements in the functional currency and translated at the foreign currency exchange rate at the acquisition date. These balances are translated at subsequent balance sheet dates at the relevant foreign currency exchange rate.
The principal foreign currency exchange rates used by the Group to translate other currencies into Euro were as follows:

	2021		2020		2019
	At December 31	Average	At December 31	Average	At December 31	Average
U.S. Dollar	1.133	1.183	1.227	1.142	1.123	1.119
Swiss Franc	1.033	1.081	1.080	1.070	1.085	1.113
Chinese Renminbi	7.195	7.629	8.023	7.874	7.821	7.735
Pound Sterling	0.840	0.860	0.899	0.890	0.851	0.878
Hong Kong Dollar	8.833	9.193	9.514	8.857	8.747	8.772
Singapore Dollar	1.528	1.589	1.622	1.574	1.511	1.527
United Arab Emirates Dirham	4.160	4.344	4.507	4.194	4.126	4.111
Japanese Yen	130.380	129.877	126.490	121.832	121.940	122.021

Interests in associates and in joint arrangements
Interests in associates and in joint arrangements
An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee without having control or joint control over those policies.
A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement.
Associates and joint ventures are accounted for using the equity method of accounting, from the date significant influence or joint control is obtained, respectively.
Under the equity method, the investments are initially recognized at cost and adjusted thereafter to recognize the Group’s share of the profit/(loss) and other comprehensive income/(loss) of the investee. The Group’s share of the investee’s profit/(loss) is recognized in the consolidated statement of profit and loss. Distributions received from an investee reduce the carrying amount of the investment. Post-acquisition movements in other comprehensive income/(loss) are recognized in other comprehensive income/(loss) with a corresponding adjustment to the carrying amount of the investment. Unrealized gains on transactions between the Group and its associates and joint ventures are eliminated to the extent of the Group’s interest. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Group’s share of the losses of an associate or joint venture exceeds the carrying amount of the Group’s investment, the Group discontinues recognizing its share of further losses. Additional losses are provided for, and a liability is recognized, only to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the related investee. The Group discontinues the use of the equity method from the date the investment ceases to be an associate or joint venture, or when it is classified as available-for-sale.

Scope of consolidation
Scope of consolidation
Ermenegildo Zegna N.V. is the parent company of the Zegna Group and it holds, directly or indirectly, interests in the Zegna Group’s subsidiaries. The following table presents the Zegna Group’s scope of consolidation at December 31, 2021 and 2020:

Company	Registered office	Share capital (functional currency)	Held directly by	% Group
				At December 31,
				2021	2020
Companies consolidated on a line-by-line basis
Parent company
Ermenegildo Zegna N.V.	Amsterdam (Netherlands)	5,938,873
Italian subsidiaries
In.co. S.p.A.	Biella	4,050,000	Ermenegildo Zegna N.V.	100	100
Lanificio Ermenegildo Zegna e Figli S.p.A.	Valdilana (BI)	3,100,000	Ermenegildo Zegna N.V.	100	90
Ezi S.p.A.	Milan	5,750,000	Ermenegildo Zegna N.V.	100	100
EZ Real Estate S.r.l. (*)	Valdilana (BI)	2,000,000	Ermenegildo Zegna N.V.	—	100
EZ Service S.r.l.	Valdilana (BI)	500,000	Ermenegildo Zegna N.V.	100	—
Agnona S.r.l. (**)	Milan	200,000	Ermenegildo Zegna N.V.	—	100
Bonotto S.p.A.	Colceresa (VI)	1,239,600	Ermenegildo Zegna N.V.	60	60
Cappellificio Cervo S.r.l.	Biella	300,000	Ermenegildo Zegna N.V.	51	51
Thom Browne Services Italy S.r.l.	Milan	10,000	Thom Browne Trading SA	90	85
Thom Browne Retail Italy S.r.l.	Milan	10,000	Thom Browne Services Italy S.r.l.	90	85
Gruppo Dondi S.p.A.	Carpi (MO)	1,502,800	Ermenegildo Zegna N.V.	65	65
Tessitura Ubertino S.r.l.	Valdilana (BI)	100,000	Ermenegildo Zegna N.V.	60	—
Foreign subsidiaries
Investindustrial Acquisition Corp. (“IIAC”)	Cayman Islands	4,944,366	Ermenegildo Zegna N.V.	100	—
Ermenegildo Zegna Giyim Sanayi ve Tic. A. S.	Istanbul (Turkey)	32,291,439	Ermenegildo Zegna N.V.	100	100
Ermenegildo Zegna H.m.b.H.	Wien (Austria)	610,000	Ermenegildo Zegna N.V.	100	100
Société de Textiles Astrum France S.à.r.l.	Paris (France)	500,000	Ermenegildo Zegna N.V.	100	100
Ermenegildo Zegna GmbH	Munich (Germany)	6,577,421	Ermenegildo Zegna N.V.	100	100
Zegna Japan Co., LTD	Minato-Ku-Tokyo (Japan)	100,000,000	Ermenegildo Zegna N.V.	100	100
Fantasia (London) Limited	London (UK)	7,000,000	Ermenegildo Zegna N.V.	100	100
Ermenegildo Zegna S.A. de C.V.	Ciudad de Mexico (Mexico)	459,600,000	Ermenegildo Zegna N.V.	100	100
Ezeti Portugal. S.A.	Lisbon (Portugal)	800,000	Ermenegildo Zegna N.V.	100	100
Ermenegildo Zegna Madrid S.A.	Barcelona (Spain)	901,500	Ezeti S.L.	70	70
Ezeti S.L.	Barcelona (Spain)	500,032	Italco S.A.	100	100
Italco S.A.	Sant Quirze (Spain)	1,911,300	Ermenegildo Zegna N.V.	100	100
Ermenegildo Zegna Czech s.r.o	Prague (Czech Republic)	1,350,000	Ermenegildo Zegna N.V.	100	—
Co.Ti. Service S.A.	Stabio (Switzerland)	27,940,000	Ermenegildo Zegna N.V.	100	100
Consitex S.A.	Stabio (Switzerland)	15,000,000	Ermenegildo Zegna N.V.	100	100
Ermenegildo Zegna Corporation	New York, NY	500,000	Ermenegildo Zegna N.V.	100	100
Zegna (China) Enterprise Management Co., Ltd.	Shanghai (China)	58,309,140	Ermenegildo Zegna N.V.	100	100
Ermenegildo Zegna (China) Co., LTD	Shanghai (China)	50,000,000	Ermenegildo Zegna N.V.	100	100
Ismaco Amsterdam B. V.	Amsterdam (Netherlands)	226,890	Ermenegildo Zegna N.V.	100	100
Ermenegildo Zegna Korea LTD (**)	Seoul (Korea)	6.876.000.000	E.Z. Holditalia	—	100
Alan Real Estate S.A.(*)	Stabio (Switzerland)	9,200,000	EZ Real Estate S.r.l. (*)	—	100
Ermenegildo Zegna Far-East Pte LTD	Singapore	21,776,432	Consitex S.A.	100	100
Ermenegildo Zegna Hong Kong LTD	Hong Kong	238,240,000	Ermenegildo Zegna N.V.	100	100
E. Zegna Trading Hong Kong LTD Taiwan Branch	Hong Kong	233,659,800	Ermenegildo Zegna Hong Kong LTD	100	100
Ermenegildo Zegna Canada Inc.	Toronto (Canada)	700,000	Consitex S.A.	100	100
Ermenegildo Zegna Australia PTY LTD	Sydney (Australia)	18,000,000	Ermenegildo Zegna Far-East Pte LTD	100	100
E. Z. New Zealand LTD	Auckland (New Zealand)	3,300,000	Ermenegildo Zegna N.V.	100	100
Ezesa Argentina S.A.	Buenos Aires (Argentina)	27,246,979	Ermenegildo Zegna N.V.; Italco S.A.	100	100
E. Z. Thai Holding Ltd	Bangkok (Thailand)	3,000,000	Ermenegildo Zegna N.V.	49	49
The Italian Fashion Co. LTD	Bangkok (Thailand)	16,000,000	E. Z. Thai Holding Ltd; Ermenegildo Zegna Far-East Pte LTD	65	65
Zegna South Asia Private LTD	Mumbai (India)	902,316,770	Ermenegildo Zegna N.V.	51	51
ISMACO TEKSTİL LİMİTED ŞİRKETİ	Istanbul (Turkey)	10,000,000	Ermenegildo Zegna N.V., Ismaco	100	100
Ezesa Brasil Participacoes LTDA	San Paolo (Brazil)	77,481,487	Ermenegildo Zegna N.V.	100	100
Ermenegildo Zegna (Macau) LTD	Kowloon Bay (Hong Kong)	4,650,000	Consitex S.A.	100	100
Ermenegildo Zegna Malaysia Sdn. Bhd.	Kuala Lumpur (Malaysia)	3,000,000	Ermenegildo Zegna Far-East Pte LTD	100	100
Ermenegildo Zegna Maroc S.A.R.L.A.U.	Casablanca (Morocco)	530,000	Ermenegildo Zegna N.V.	100	100

Company	Registered office	Share capital (functional currency)	Held directly by	% Group
				At December 31,
				2021	2020
61 West 23rd Street LLC (*)	New York, NY	12,637,342	Alan Real Estate S.A.	—	100
Ermenegildo Zegna Vietnam LLC	Hanoi City (Vietnam)	53,567,900,000	Ermenegildo Zegna N.V.	77	77
Achill Land Pty Ltd. (*)	Armidale NSW (Australia)	10,200,000	Alan Real Estate S.A.	—	60
Zegna Gulf Trading LLC	Dubai (UAE)	300,000	Consitex S.A.	49	49
EZ US Holding Inc.	Wilmington (U.S.A.)	1,000,099	Consitex S.A.	100	100
E.Zegna Attica Single Member Société Anonyme	Athens (Greece)	650,000	Ermenegildo Zegna N.V.	100	100
Thom Browne Inc.	Wilmington (U.S.A.)	5,510	Ermenegildo Zegna N.V.	90	85
Thom Browne Japan Inc.	Tokyo (Japan)	1,000,000	Thom Browne Inc.	90	85
Thom Browne Trading SA	Stabio (Switzerland)	100,000	Thom Browne Inc.	90	85
Thom Browne France Services	Paris (France)	50,000	Thom Browne Trading SA	90	85
Thom Browne UK Limited	Beckenham (UK)	1	Thom Browne Trading SA	90	85
Tailoring Luxury Co., Ltd.	Shanghai (China)	900,000	Thom Browne Trading SA	90	85
Thom Browne (Macau) Limited	Hong Kong	500,000	Thom Browne Trading SA	90	85
Thom Browne Canada	Vancouver (Canada)	1	Thom Browne Trading SA	90	85
Thom Browne Hong Kong Limited	Hong Kong	500,000	Thom Browne Trading SA	90	—
Investments valued using the equity method of accounting
Italian associates and joint arrangements
Pelletteria Tizeta S.r.l.	Sesto Fiorentino (FI)	206,816	Ermenegildo Zegna N.V.	50	50
Filati Biagioli Modesto S.p.A.	Montale (PT)	7,900,000	Ermenegildo Zegna N.V.	40	—
Foreign associates and joint arrangements
Achill Station Pty Ltd.	Armidale NSW (Australia)	2,239,127	Alan Real Estate S.A.	—	60
Tom Ford International LLC	Delaware (U.S.A.)	82,366,000	EZ US Holding Inc.	15	15
Other investments valued at fair value
Acquedotto Piancone S.r.l.	Valdilana (BI)	42,000	Lanificio Ermenegildo Zegna e Figli S.p.A.	67	67
Pettinatura di Verrone S.r.l.	Verrone (BI)	3,000,000	Lanificio Ermenegildo Zegna e Figli S.p.A.	15	15
Consorzio Turistico Alpi Biellesi (*)	Valdilana (BI)	33,750	EZ Real Estate S.r.l. (*)	—	44
Sharmoon.EZ.Garments Co. Ltd	Wenzhou (China)	100,000,000	Ermenegildo Zegna N.V.	50	50
F2 S.r.l.	Schio (VI)	90,000	Bonotto S.p.A.	49	49
Elah Dufour S.p.A. (*)	Genova (GE)	26,650,000	E.Z. Holditalia	—	10
Bea Biella S.r.l. (*)	Busalla (GE)	130,000	EZ Real Estate S.r.l. (*)	—	22
Future 101 Design Private Ltd	New Delhi (India)	100,000	E.Z. Holditalia	—	18
The following changes in the scope of consolidation of the Group occurred during the year ended December 31, 2021:

•
On January 14, 2021, the Group sold 70% of its equity stake in Agnona S.r.l. (“Agnona”) to a related party, maintaining an equity stake and a joint control, and as a result Agnona was deconsolidated from the beginning of the year. The Group disposed of the remaining 30% stake in Agnona in two tranches
during September and October 2021;

•	On February 16, 2021 the Group incorporated Ermenegildo Zegna Czech s.r.o., primarily to manage a franchised store in Prague that the Group converted to a DOS;

•
On June 1, 2021 the Group acquired an additional 5% of Thom Browne, based on the first tranche of the put option, for a total consideration of USD 37,400 thousand (Euro 30,653 thousand), following which the Group owns 90% of the Thom Browne group. As a result, the Group derecognized a portion of the liability for the written put option on non-controlling
interests in the amount of Euro 51,328 thousand and recognized a corresponding gain within finance income in the consolidated statement of profit and loss in the amount of Euro 20,675 thousand. Additionally, the equity attributable to non-controlling
interests was reduced by Euro 4,037 thousand with an offsetting increase to equity attributable to shareholders of the Parent Company;

•
On June 4, 2021 the Group acquired 60% of the shares of Tessitura Ubertino S.r.l. (“Tessitura Ubertino”) and began consolidating Tessitura Ubertino. See Note 5 -
Business combinations
below for additional details;

•	On July 14, 2021 the Group acquired 40% of the shares of Filati Biagioli Modesto S.p.A. for consideration of Euro 313 thousand;

•
On July 28, 2021, the Group acquired an additional 10% interest in Lanificio from a related party for a total consideration of Euro 9,600 thousand, following which the Group owns 100% of Lanificio. As a result, the Group recognized a loss for the changes in fair value of Euro 3,523 thousand, and derecognized the liability for the written put option on non-controlling
interests in the amount of Euro 9,600 thousand. Additionally, the equity attributable to non-controlling
interests was reduced by Euro 4,328 thousand with an offsetting increase to equity attributable to shareholders of the Parent Company;

•
On September 2, 2021 the Group finalized the purchase of the single purpose company London Blue LLC, which holds a real estate property in London, England (previously 50% owned by the Group), for a total consideration of GBP 37,041 thousand. London Blue LLC was subsequently disposed of as part of the Disposition.

•	On September 28, 2021 the Group sold a 17.5 % share of Future101 Design Private Limited, a company incorporated under the laws of India, for a consideration of Euro 1,563 thousand;

•
On October 1, 2021 EZ Service S.r.l. (“EZ Service”), a limited liability company based in Italy and fully owned by Ermenegildo Zegna Holditalia S.p.A., was incorporated. A branch of Ermenegildo Zegna Holditalia S.p.A. was transferred to EZ Service effective November 1, 2021. EZ Service provides a range of corporate services to both Group subsidiaries and third parties, including, among others, services related to administration, tax, legal, design, marketing, retail management and information technology;

•
As part of the activities contemplated by the Business Combination, on November 1, 2021, Zegna completed the Disposition (as defined in Note 1 -
General information
) through the statutory demerger under Italian law to a new company owned by its existing shareholders. The Disposition included, inter alia, Zegna’s real estate business, consisting of Zegna’s former subsidiary EZ Real Estate, which directly and indirectly holds substantially all of the real estate assets formerly owned by the Zegna group, as well as certain properties previously owned by Lanificio. Most of the real estate properties directly or indirectly owned by EZ Real Estate were, and continue to be, leased to Zegna also following the Disposition;

•
As part of the activities contemplated by the Business Combination, in December 2021 EZ Cayman, a wholly-owned subsidiary of Zegna that was incorporated in 2021 for the purposes of the Business Combination, was merged with and into IIAC, with IIAC being the surviving entity, as a result of which IIAC became a wholly-owned subsidiary of Zegna. For additional information relating to the
Business Combination please see Note 1 -
General information
.

Property, plant and equipment
Property, plant and equipment
Cost
Property, plant and equipment is initially recognized at cost, which comprises the purchase price, any costs directly attributable to bringing the assets to the location and condition necessary to be capable of operating in the manner intended by management, capitalized borrowing costs and any initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located. Self-constructed assets are initially recognized at their production cost, including labor costs. Subsequent costs are capitalized only if they increase the future economic benefits embodied in the related assets. All other expenditures are expensed as incurred. When parts are replaced, the carrying amount of the parts that are replaced are written off in the consolidated statement of profit and loss.
Property, plant and equipment is presented net of accumulated depreciation, calculated on the basis of the useful lives of the assets, and any impairment losses.

Depreciation
Depreciation
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Category of Property, Plant and Equipment	Depreciation rate
Buildings	3% - 10%
Plants and machinery	12.5% - 17.5%
Industrial and commercial equipment	20% - 25%
Other tangible assets	12% - 25%
Land and assets under construction are not depreciated.
If the asset being depreciated consists of separately identifiable components whose useful life differs from that of the other parts making up the asset, depreciation is charged separately for each of its component parts through application of the “component approach”.
Property, plant and equipment is tested for impairment when impairment indicators are identified, such as a scheduled closure of a store or site, a redundancy plan or a downward revision of market forecasts. When an asset’s recoverable amount is less than its net carrying amount, an impairment loss is recognized. Where the recoverable amount of an individual asset cannot be determined precisely, the Group determines the recoverable amount of the cash-generating unit (“CGU”) or group of CGUs to which the asset belongs.

Investment property
Investment property
Investment property is land or buildings owned by the Group with the intention of earning rent or holding for capital appreciation.
Investment property is recognized when it is probable that the future economic benefits associated with the property will flow to the entity and the cost of the property to the entity can be reliably measured. Investment property is initially measured at cost plus transaction costs. Investment property is subsequently measured at cost less accumulated depreciation and any accumulated impairment losses (the cost model).
Investment property is impaired if its carrying amount exceeds its recoverable amount. Impairment losses are recognized in the consolidated statement of profit and loss under “Depreciation, amortization and impairment of assets”. Impairment losses are reversed if the reasons for them cease to exist, but not in excess of the carrying amount that would have been recorded had no impairment loss been recognized. The reversal of an impairment loss is recognized in the consolidated statement of profit and loss immediately.
Investment property is derecognized when it has been disposed of or when it has been permanently withdrawn from use and no future economic benefits are expected to arise from its disposal. The gain or loss on disposal or retirement of investment property is calculated as the difference between the net disposal proceeds, after deducting direct costs of disposal, and the carrying amount at the date of disposal.

Brands with indefinite useful life
Brands with indefinite useful life
Brands with indefinite useful lives are not amortized but are tested for impairment at least annually, or more frequently, if facts or circumstances indicate that the asset may be impaired.

Intangible assets with a finite useful life
Intangible assets with a finite useful life
An identifiable
non-monetary
asset without physical substance, controlled by the Group and capable of producing future economic benefits is recognized as intangible assets.
Intangible assets with a finite useful life include trademarks, licenses, software, and development costs.
Concession, licenses, trademarks and patents
Concession, licenses, trademarks and patents are recognized at cost or at the value attributed upon acquisition and include the cost of trademark registration in the various countries in which the Group operates, assuming there are no risks or limitations on control over their use.
Software
Software acquired as part of recurring operations and software developed in-house
by the Group which meet all the relevant criteria are capitalized and amortized on a straight-line basis over their useful lives.
Know how
As a result of the acquisition of Tessitura Ubertino in June 2021, the Group recognized intangible assets relating to know how, which were initially recognized at their fair value at the date of acquisition and will be amortized over a 5 year period.
Development costs
Development costs are recognized as an asset if, and only if, both of the following conditions under IAS 38 —
Intangible Assets
(“IAS 38”) are met: (i) that development costs can be measured reliably and (ii) that the technical feasibility of the product, volumes and pricing support the view that the development expenditure will generate future economic benefits. Capitalized development costs include all direct and indirect costs that may be directly attributed to the development process. All other research and development costs are expensed as incurred.
Intangible assets with a definite useful life are amortized on a straight-line basis at the following rates:

Category of Intangible assets with a finite useful life	Depreciation rate
Concessions, licenses, trademarks and patents	2.5% - 25%
Software	10% - 33%
Know how	20%
Development costs and other intangibles	10% - 33%

Leases
Leases
The Group recognizes a right-of-use asset and a corresponding lease liability at the date at which the leased asset is available for use. Each lease payment is allocated between the principal liability and finance costs. Finance costs are charged to the statement of profit and loss over the lease period using the effective interest rate method. The right-of-use asset is depreciated on a straight-line basis over the lease term.
Right-of-use
assets are measured at cost comprising the following: (i) the amount of the initial measurement of lease liability; (ii) any lease payments made at or before the commencement date less any lease incentives received; (iii) any initial direct costs and, if applicable, (iv) restoration costs. Payments associated with short- term leases (less than 12 months at inception) and leases of low-value
assets are recognized as an expense in the statement of profit and loss on a straight-line basis.
Lease liabilities are measured at the net present value of the following: (i) fixed lease payments, (ii) variable lease payments that are based on an index or a rate and, if applicable, (iii) amounts expected to be payable by the lessee under residual value guarantees, and (iv) the exercise price of a purchase option if the lessee is reasonably certain to exercise that option. Lease liabilities do not include any non-lease
components that may be included in the related contracts. Lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be determined, the Group’s incremental borrowing rate is used, being the rate that the Group would have to pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment with similar terms and conditions.
Variable lease payments are recognized in the statement of profit and loss in the period in which the condition that triggers those payments occurs. In determining the lease term, management considers all facts and circumstances that create an economic incentive to exercise an extension option, or not exercise a termination option. The Group determines the lease term as the non-cancellable
period of a lease, together with the periods covered by (i) an option to extend if the lessee is reasonably certain to extend or periods after an optional termination date if the lessee is reasonably certain not to terminate early. Management evaluates the exercise of the option if it’s considered “reasonably certain” based on several factors and circumstances that create an incentive for the lessee to exercise, or not to exercise the option, including any expected changes in facts and circumstances from the commencement date until the exercise date of the option.

Impairment of non-current assets
Impairment of
non-current
assets
The Group continuously monitors its operations to assess whether there is any indication that its non-current
assets are impaired, including goodwill, brands with an indefinite useful life, other intangible assets, investment property, property, plant and equipment and right-of-use
assets. Goodwill and brands with an indefinite useful life are tested for impairment annually or more frequently, if there is an indication that they may be impaired. If impairment indicators are present, the carrying amount of the asset is reduced to its recoverable amount, which is the higher of its (i) fair value less costs of disposal and (ii) value in use. The recoverable amount is determined for the individual asset, unless the asset does not generate cash inflows that are largely independent of the cash inflows from other assets or groups of assets, in which case the asset is tested as part of the CGU to which the asset belongs. A CGU is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. The Group identifies each DOS as a separate CGU, with the exception of the strategic stores, whose carrying amount is tested for recoverability taking into consideration the cash flows arising from all the DOS that benefit from it. In assessing the value in use of an asset or CGU, the estimated future cash flows are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU. An impairment loss is recognized if the recoverable amount is lower than the carrying amount. Where an impairment loss for assets other than goodwill subsequently no longer exists or has decreased, the carrying amount of the asset or CGU is increased to the revised estimate of its recoverable amount, but not in excess of the carrying amount that would have been recorded had no impairment loss been recognized. The reversal of an impairment loss is recognized in the consolidated statement of profit and loss.

Business combinations
Business combinations
Business combinations are accounted for using the acquisition method in accordance with IFRS 3. Accordingly, the consideration transferred (acquisition price) in a business combination is measured at the fair value, which is measured at the fair value of the assets transferred, liabilities incurred by the acquirer and the equity interest issued at the date the control changed. The following items constitute an exception, which are instead valued according to their reference principle: (i) deferred tax assets and liabilities, (ii) assets and liabilities for employee benefits and (iii) assets held for sale. Acquisition-related costs are recognized in the consolidated statement of profit and loss as incurred. Goodwill is measured as the excess of the acquisition price plus the amount of any non-controlling
interests in the acquiree over the net fair value of the identifiable assets and liabilities acquired. If, after reassessment, it results in a negative difference, the excess is recognized immediately in the consolidated statement of profit and loss as a bargain purchase gain.
In the event that the fair values of the assets, liabilities and contingent liabilities can only be determined provisionally, the business combination is recognized using these provisional values. Any adjustments deriving from the completion of the valuation process are recognized within twelve months from the acquisition date.
If a price component is linked to the realization of future events, this component is considered in the estimate of the fair value at the time of the business combination.
Significant gains and losses, with the related tax effects, deriving from transactions carried out between fully consolidated companies not yet realized with third parties, are eliminated, except for losses that are not eliminated if the transaction provides evidence of a reduction of value of the transferred asset. The reciprocal debit and credit relationships, costs and revenues, as well as financial income and expenses are also eliminated if significant.
The purchase of further holdings in subsidiaries and the sale of shares that do not involve the loss of control are considered transactions between shareholders; as such, the accounting effects are recognized directly in the Group’s equity.

Put and call agreement on non-controlling interests
Put and call agreement on
non-controlling
interests
In the case of put options granted to
non-controlling
interests, the Group recognizes a financial liability corresponding to the present value of the exercise price of the option. On initial recognition, if put option terms and conditions give the Group the access to the economic benefits of the non-controlling
interests, the Group recognizes a financial liability and a reduction of equity attributable to non-controlling
interests (as if the
non-controlling
interest had been acquired by the Group). If put option terms and conditions do not give the Group the access to the economic benefits of the non-controlling
interests, the Group recognizes a financial liability and a reduction of the Group’s retained earnings. The liability is subsequently remeasured at the end of each period. The liability is subsequently accreted through financial expenses up to the redemption amount that is payable at the date at which the option first becomes exercisable. In the event that the option expires unexercised, the liability is derecognized with a corresponding adjustment to equity.

Financial instruments
Financial instruments
The classification of a financial asset is based on the Group’s business model for managing the related financial assets and their contractual cash flows. The Group considers whether the contractual cash flows represent solely payments of principal and interest that are consistent with a basic lending arrangement. Where the contractual terms introduce exposure to risk or volatility that are inconsistent with a basic lending arrangement, the related financial assets are classified and measured at fair value through profit and loss.
With the exception of trade receivables that do not contain a significant financing component (or for which the Group has applied the practical expedient available under IFRS 15 -
Revenue from contracts with customers
(“IFRS 15”)), which are measured at the transaction price (as defined in IFRS 15), all financial assets are initially measured at their fair value plus, in the case of financial assets not at fair value through profit and loss only, transaction costs that are directly attributable to the acquisition of the asset.
Measurement subsequent to initial recognition is based on the classification of the financial assets into one of the following categories:

1.	Financial assets at amortized cost;

2.	Financial assets at fair value through other comprehensive income, with subsequent recycling of cumulative gains and losses to the statement of profit and loss (“FVOCI”); or

3.	Financial assets at fair value through profit and loss (“FVPL”).
1. Financial assets at amortized cost
Financial assets at amortized cost are subsequently measured using the effective interest rate method and are subject to impairment testing. Gains and losses are recognized in the statement of profit and loss when the asset is derecognized, modified or impaired.
The Group’s financial assets at amortized cost primarily include trade receivables, guarantee deposits and certain other non-current
financial assets.
2. Financial assets at fair value through other comprehensive income (FVOCI)
Financial assets at FVOCI are initially recognized at fair value and subsequent fair value changes are recognized within other comprehensive income. Interest income, foreign exchange revaluations and impairment losses or reversals are recognized in the consolidated statement of profit and loss. Upon derecognition, the cumulative reserve of fair value changes recognized within other comprehensive income is recycled to profit and loss.
The Group’s financial assets at FVOCI primarily include derivative instruments, fixed income and floating income securities.
3. Financial assets at fair value through profit and loss (FVPL)
Financial assets at FVPL are initially recognized at fair value and subsequent fair value changes are recognized in the consolidated statement of profit and loss. Financial assets at FVTPL include derivative instruments and listed equity investments for which the Group has not irrevocably elected to classify the instruments at FVOCI. Dividends from listed equity investments are recognized as other income in the consolidated statement of profit and loss when the right of payment has been established.
The Group’s financial assets measured at FVPL primarily include insurance contracts, equity instruments and fixed income securities, as well as investments in hedge funds and private equity private debts, money market funds, floating income and real estate funds.
Reclassification
A financial asset is only reclassified when there is a change in the contractual terms that significantly affects the previously expected cash flows or when the Group changes its business model for managing financial assets. Reclassifications are only made prospectively from the reclassification date, without restating any previously recognized gains, losses or interest.
Derecognition
The Group derecognizes a financial asset only when the contractual rights to the cash flows from the asset expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another entity. If the Group neither transfers nor retains substantially all the risks and rewards of ownership and continues to control the transferred asset, the Group recognizes its retained interest in the asset and an associated liability for any obligations created or retained. If the Group retains substantially all the risks and rewards of ownership of a transferred financial asset, the Group continues to recognize the financial asset and also recognizes a collateralized borrowing for the proceeds received.
On derecognition of a financial asset measured at amortized cost, the difference between the asset’s carrying amount and the sum of the consideration received and receivable is recognized in profit and loss. In addition, on derecognition of an investment in a debt instrument classified as FVOCI, the cumulative gain or loss previously accumulated in the investment revaluation reserve within other comprehensive income is reclassified to profit and loss.
Impairment of financial assets
The Group recognizes a loss allowance for expected credit losses on investments in debt instruments that are measured at amortized cost or at FVOCI, lease receivables, trade receivables and contract assets, as well as on financial guarantee contracts. The amount of expected credit losses is updated at each reporting date to reflect changes in credit risk since initial recognition of the respective financial instrument.
The Group always recognizes lifetime expected credit losses (ECL) for trade receivables, contract assets, lease receivables and securities. The expected credit losses on these financial assets are estimated using a provision matrix based on the Group’s historical credit loss experience, adjusted for factors that are specific to the debtors, general economic conditions and an assessment of both the current as well as the forecast direction of conditions at the reporting date, including time value of money where appropriate.

Trade receivables
Trade receivables are amounts due from clients for goods sold or services provided in the ordinary course of business. Trade receivables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest rate method, less any loss allowances.

Financial liabilities
Financial liabilities
Financial liabilities include loans, bonds, lease liabilities, trade payables and other liabilities. These instruments are recorded at fair value on initial recognition, net of any costs that can be ascribed to them. Subsequently, the financial liabilities are measured at amortized cost using the effective interest method. The Group derecognizes a financial liability when, and only when, it is extinguished, i.e. when the obligation in the contract is discharged, canceled or expired.

Derivative financial instruments
Derivative financial instruments
The Group enters into a variety of derivative financial instruments to manage its exposure to interest rate and foreign exchange rate risks, including foreign exchange forward contracts, options and interest rate swaps.
Derivatives are recognized initially at fair value at the date a derivative contract is entered into and are subsequently remeasured to fair value at each reporting date. The resulting gain or loss is recognized immediately in profit or loss unless the derivative is designated and effective as a hedging instrument, in which case the timing of the recognition in profit or loss depends on the nature of the hedge relationship. A derivative with a positive fair value is recognized as a financial asset whereas a derivative with a negative fair value is recognized as a financial liability. A derivative is classified as a non-current
asset or a
non-current
liability if the remaining maturity of the instrument is more than 12 months and it is not due to be realized or settled within 12 months. Derivatives held for trading are classified as current assets or current liabilities.

Hedge accounting
Hedge accounting
The Group designates certain derivatives as hedging instruments in respect of foreign currency and interest rate risk, as fair value hedges, cash flow hedges, or hedges of net investments in foreign operations. Hedges of foreign exchange risk on firm commitments are accounted for as cash flow hedges.
At the inception of the hedge relationship, the Group documents the relationship between the hedging instrument and the hedged item, along with its risk management objectives and its strategy for undertaking various hedge transactions. Furthermore, at the inception of the hedge and on an ongoing basis, the Group documents whether the hedging instrument is effective in offsetting changes in fair values or cash flows of the hedged item attributable to the hedged risk, which is when the hedging relationship meets all of the following hedge effectiveness requirements:

a.	there is an economic relationship between the hedged item and the hedging instrument;

b.	the effect of credit risk does not dominate the value changes that result from that economic relationship; and

c.
the hedge ratio of the hedging relationship is the same as that resulting from the quantity of the hedged item that the Group actually hedges and the quantity of the hedging instrument that the Group actually uses to hedge that quantity of hedged item.

If a hedging relationship ceases to meet the hedge effectiveness requirement relating to the hedge ratio but the risk management objective for that designated hedging relationship remains the same, the Group adjusts the hedge ratio of the hedging relationship (i.e. rebalances the hedge) so that it meets the qualifying criteria again.
The Group designates the full change in the fair value of a forward contract (i.e. including the forward elements) as the hedging instrument for all of its hedging relationships involving forward contracts.
The Group designates only the intrinsic value of option contracts as a hedged item and excludes the time value of the option. The changes in the fair value of the aligned time value of the option are recognized in other comprehensive income and accumulated in the hedge reserve. If the hedged item is transaction-related, the time value is reclassified to profit or loss when the hedged item affects profit or loss. If the hedged item is time period related, then the amount accumulated in the hedge reserve is reclassified to profit or loss on a rational basis – the Group applies straight-line amortization. Those reclassified amounts are recognized in profit or loss in the same line as the related hedged item. If the hedged item is a non-financial
item, then the amount accumulated in the hedge reserve is removed directly from equity and included in the initial carrying amount of the recognized non-financial
item. Furthermore, if the Group expects that some or all of the loss accumulated in the hedge reserve will not be recovered in the future, that amount is immediately reclassified to profit or loss.
The Group designates certain derivatives as either:

a.
hedges of the fair value of recognized assets or liabilities or a firm commitment (fair value hedge). Where a derivative financial instrument is designated as a hedge against the fluctuation in fair value of a recognized asset or liability (fair value hedge), the gain or loss for re-measuring
the hedging instrument at fair value is recognized in the statement of profit and loss together with any changes in the fair value of the hedged asset or liability that are attributable to the hedged risk. Consistently, the hedged items are adjusted to consider changes in fair value of the hedged risk. The gain or loss relating to the effective portion of interest rate swaps hedging fixed rate borrowings is recognized in the statement of profit and loss. The gain or loss relating to the ineffective portion is recognized in the statement of profit and loss. Changes in the fair value of the hedged fixed rate borrowings attributable to interest rate risk are recognized in the statement of profit and loss. If the hedge no longer meets the criteria for hedge accounting, the adjustment to the carrying amount of a hedged item for which the effective interest rate method is used is amortized to the statement of profit and loss over the period to maturity.

b.
hedges of a particular risk associated with a recognized asset or liability or a highly probable forecast transaction (cash flow hedge). Where a derivative financial instrument is designated as a hedge of foreign exchange rate or interest rate in relation to future cash flow (cash flow hedge), the effective portion of any gain or loss on the derivative financial instrument is recognized directly in other comprehensive income within equity. The gain or loss associated with an ineffective portion of a hedge is recognized in the statement of profit and loss. The cumulative gain or loss is removed from equity and recognized in the statement of profit and loss at the same time in which the hedged transaction affects the statement of profit and loss (as an adjustment to the caption of the statement of profit and loss affected by the hedged cash flows). The gain or loss relating to the effective portion of interest rate swaps hedging variable rate borrowings is recognized in the statement of profit and loss. The gain or loss relating to the effective portion of forward foreign exchange contracts hedging export sales is recognized in the statement of profit and loss within ‘revenues’. However, when the forecast transaction that is hedged results in the recognition of a non-financial
asset (for example, inventory) or a
non-financial
liability, the gains and losses previously deferred in equity are transferred from equity and included in the initial measurement of the cost of the asset or liability. When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is recognized when the forecast transaction is ultimately recognized in the statement of profit and loss. When a forecast transaction is no longer expected to occur, the cumulative gain or loss that was reported in equity is immediately transferred to the statement of profit and loss.

Warrant liabilities
Warrant liabilities
The Group accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms.
For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in
capital at the time of issuance. For issued or modified warrants that do not meet all of the criteria for equity classification, the warrants are recognized as a liability at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of liability-classified warrants are recognized as a non-cash
gain or loss in the statement of profit and loss. In order to determine their fair value, the Group’s public warrants are measured at their trading price and the Group’s private warrants are measured at fair value using a Monte Carlo Simulation model.

Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents include cash in hand, deposits held at call with banks and other short-term highly liquid investments with original maturities of three months or less at the date of inception.

Inventories
Inventories
Inventories are recognized at the lower of cost (acquisition or production) and net realizable value. Cost includes direct production costs and indirect costs that have been incurred in bringing the inventories to the location and condition necessary to be capable for their use in the production process. Cost is determined on a weighted average basis. Net realizable value is the estimated selling price less the estimated costs of completion and the estimated costs for sale and distribution.
Inventories are presented net of provisions for slow moving and obsolete inventories.

Employee benefits
Employee benefits
Pension plans
Defined contribution plans -
Costs arising from defined contribution plans are expensed as incurred.
Defined benefit plans -
The Group’s net obligations are determined separately for each plan by estimating the present value of future benefits that employees have earned in the current and prior periods, and deducting the fair value of any plan assets.
The present value of defined benefit obligations is measured using actuarial techniques and benefits are attributable to periods in which the obligation to provide post-employment benefits arise by using the Projected Unit Credit Method. Actuarial assumptions are based on management’s best estimates. The components of defined benefit cost are recognized as follows:

•	the service costs are recognized in the consolidated statement of profit and loss in the personnel cost line item;

•	the net interest expense on the defined benefit liability is recognized in the consolidated statement of profit and loss within financial expenses;

•
the remeasurement components of the net obligation, which comprise actuarial gain and losses, are recognized immediately in other comprehensive income. These remeasurement components are not reclassified in the consolidated statement of profit and loss in a subsequent period.

Post-employment benefits include the Italian employee severance indemnity (“trattamento di fine rapporto” or “TFR”) obligation required under Italian Law. The amount of TFR to which each employee is entitled must be paid when the employee leaves the Group and is calculated based on the period of employment and the taxable earnings of each employee. Under certain conditions, the entitlement may be partially advanced to an employee during their working life.
The TFR scheme is classified as a defined contribution plan and the Group recognizes the associated costs over the period in which the employee renders service.
Other long-term employee benefits
The Group’s obligations represent the present value of future benefits that employees have earned in return for their service during the current and prior periods. Remeasurement components on other long-term employee benefits are recognized in the consolidated statement of profit and loss in the period in which they arise.

Provisions for risks and charges
Provisions for risks and charges
Provisions are recognized when the Group has a present obligation, legal or constructive, as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate of the amount of the obligation can be made.
When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, a receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably. A restructuring provision is recognized when the Group has developed a detailed formal plan for the restructuring and has raised a valid expectation in those affected that it will carry out the restructuring by starting to implement the plan or announcing its main features to those affected by it. The measurement of a restructuring provision includes only the direct expenditures arising from the restructuring, which are those amounts that are both necessarily entailed by the restructuring and not associated with the ongoing activities of the entity.
Present obligations arising under onerous contracts are recognized and measured as provisions. An onerous contract is considered to exist where the Group has a contract under which the unavoidable costs of meeting the obligations under the contract exceed the economic benefits expected to be received under it.
Provisions for the costs to restore leased plant assets to their original condition, as required by the terms and conditions of the lease, are recognized when the obligation is incurred, either at the commencement date or as a consequence of having used the underlying asset during a particular period of the lease, at the directors’ best estimate of the expenditure that would be required to restore the assets. Estimates are regularly reviewed and adjusted as appropriate for new circumstances.

Treasury shares
Treasury shares
Treasury shares are measured at purchase cost, as a reduction in shareholders’ equity. The nominal value of the treasury shares held is deducted directly from share capital. Gains and losses on disposal, net of income taxes, are recognized directly to equity.

Assets and disposal groups held for sale
Assets and disposal groups held for sale
Assets and disposal groups classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell. Assets and disposal groups are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use. This condition is regarded as met only when the asset or disposal group is available for immediate sale in its present condition, subject only to terms that are usual and customary for sales of such an asset or disposal group, and the sale is highly probable, with the sale expected to be completed within one year from the date of classification.
When the Group has determined that a subsidiary meets the criteria for held for sale, all of the assets and liabilities of that subsidiary are classified as held for sale when the criteria described above are met, regardless of whether the Group will retain a non-controlling
interest in its former subsidiary after the sale.
Assets and disposal groups are not classified as held for sale within the comparative period presented for the Consolidated Statement of Financial Position.

Revenue recognition
Revenue recognition
Revenue mainly comprises sales of goods, together with income from associated services, and income from royalties and operating licenses.
Revenue is recognized when control over a product or service is transferred to a customer. Revenue is measured at the transaction price which is based on the amount of consideration that the Group expects to receive in exchange for transferring the promised goods or services to the customer and excludes any sales incentives, rebates or discounts (including end of season discounts offered by the retail channel), as well as taxes collected from customers that are remitted to government authorities.
Revenues from wholesale operations and direct sales to customers, through retail stores and online channels, are recognized at a point in time when control over a product is transferred to the customers. Revenues from sales of services are recognized when the Group satisfies its performance obligation. Under the Group’s standard contract terms, retail customers are entitled to a right of returns within 30 days, which enables them to receive a full or partial cash refund of the amount paid, a store coupon or another product in exchange. Exchanges of one product for another of the same type, quality, condition and price are not considered returns, unless product exchange occurs after 30 days from the original sale.
Wholesalers generally do not have a contractual right of return.
Provisions for returns are presented in the consolidated statement of financial position under liabilities with a corresponding adjustment to revenue in respect of future refunds. A corresponding asset (with an offsetting adjustment to cost of sales) representing the right to recover the goods from the client is also recognized.
The Group uses its historical experience to estimate the number of returns on a portfolio level using the expected value method.
Royalties received with respect to operating licenses are recognized in accordance with the contractual obligations specific to each agreement, which is generally when the sales occur for sales-based licensing agreements, otherwise over time as the performance obligations are satisfied for other types of licensing agreements.
Payment for retail sales is typically required at the time of purchase or within 30 days, or, on occasion, in advance. Payment terms for wholesale sales are generally longer and the Group may adopt various measures aimed at ensuring collectability of the related consideration, such as requiring customers to provide advanced payments or financial guarantees, as well as performing credit analysis of customers and obtaining insurance over receivables.
Personnel costs
Personnel costs
Personnel expenses primarily consist of wages and salaries, social contributions, pension plans and indemnities, share-based payments, severance indemnities and other long-term benefits, as well as costs for payroll taxes, uniforms, insurance and other benefits. Wages and salaries primarily include fixed remuneration, variable short-term remuneration plans, directors’ fees, costs related to employee profit-sharing and other incentive plans, and any associated payroll taxes.

Share-based payments
Share-based payments
Cash-settled share-based payments
Where the Group issues cash-settled share-based transactions, the cost of the cash-settled transactions is initially valued at the fair value at the date the beneficiary is informed of their allocation. This fair value is recognized in the statement of profit and loss in the period until vesting, with the recognition of a corresponding liability. Until the liability is settled, the fair value is recalculated at each year-end
date and at the settlement date, charging the related changes to the statement of profit and loss.
Equity-settled share-based payments
Equity-settled share-based payments are accounted for in accordance with IFRS 2, which requires the Company to recognize share-based compensation expense based on the fair value of the awards granted. Compensation expense for the equity-settled awards containing market or non-market
performance conditions, as well as for the Escrow Shares issued as part of the Business Combination (as described in Note 1), is measured at the grant date fair value of the award using a Monte Carlo simulation model, which requires the input of assumptions, including the expected volatility of the Company’s shares, the dividend yield, interest rates and a correlation coefficient between the shares and the relevant market index. The fair value of equity awards which are conditional only on a recipient’s continued service to the Company is measured using the share price at the grant date adjusted for the present value of future distributions which employees will not receive during the vesting period.
Share-based compensation expense relating to equity-settled share-based payments is recognized in the consolidated income statement over the service period with an offsetting increase to equity.

Income taxes
Income taxes
Income tax expense comprises the current and deferred tax expense.
Current tax
The tax currently payable is based on taxable profit for the year. The Group’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the reporting period.
A provision is recognized for those matters for which the tax determination is uncertain but it is considered probable that there will be a future outflow of funds to a tax authority.
Deferred tax
Deferred tax is calculated using the liability method on all temporary differences between the carrying amount recorded in the consolidated balance sheet and the tax value of assets and liabilities, except for goodwill that is not deductible for tax purposes and certain other exceptions. The valuation of deferred tax balances depends on the way in which the Group intends to recover or settle the carrying amount of assets and liabilities, using tax rates that have been enacted or substantively enacted at the end of the reporting period.
Deferred tax assets and liabilities are not discounted and are presented separately in the balance sheet within non-current
assets and liabilities. A deferred tax asset is recognized on deductible temporary differences and for tax loss carry-forwards and tax credits to the extent that their future offset is probable. A deferred tax liability is recognized on taxable temporary differences relating to investments in subsidiaries and associates unless the Group is able to control the timing of the reversal of the temporary difference, and it is probable that the temporary difference will not reverse in the foreseeable future.

Earnings per share
Earnings per share
Basic earnings per share
Basic earnings per share is calculated by dividing the profit or loss attributable to shareholders of the parent company by the weighted average number of ordinary shares outstanding during the period, excluding treasury shares.
Diluted earnings per share
Diluted earnings per share is calculated by dividing the profit or loss attributable to holders of the parent company, excluding treasury shares, by the weighted average number of ordinary shares outstanding, taking into account all dilutive potential ordinary shares. To calculate diluted earnings per share, the weighted average number of shares outstanding is adjusted assuming the conversion of all potential shares with dilutive effects, and the entity’s net profit is adjusted to take into account any effects, net of taxes, of the conversion.
In accordance with IAS 33 -
Earnings per share
, for the calculation of both basic earnings per share and diluted earnings per share the number of ordinary and potential ordinary shares outstanding for all periods reflects the Share Split.

Dividend distribution
Dividend distribution
Dividend distribution to the Company’s shareholders is recognized as a liability in the Group’s consolidated financial statements in the period in which the dividends are approved by the Company’s shareholders.

Segment information
Segment information
Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker (CODM). The CODM, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the Board of Directors.